Condensed Consolidated Statements of Operations (10Q) - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013
Revenue:
Product	$ 127	$ 85	$ 510	$ 491	$ 766	$ 728
Maintenance	224	200	654	568	749	690
Total revenues	351	285	1,164	1,059	1,515	1,418
Cost of sales:
Product	40	26	185	69	199	64
Maintenance	29	20	102	111	191	280
Research and development	446	476	1,467	1,549	1,931	2,073
Sales and marketing expense	216	303	756	942	1,264	1,272
General and administrative expense	470	410	1,551	1,325	1,743	2,026
Total operating costs and expenses	1,201	1,235	4,061	3,996	5,328	5,715
Loss from operations	(850)	(950)	(2,897)	(2,937)	(3,813)	(4,297)
Other income, net		49		51	50	(23)
Interest expense	(3)	(13)	(3)	(258)	(259)
Gain on derivative liability	0	2	17	5	7	103
Net loss	(853)	(912)	(2,883)	(3,139)	(4,015)	(4,764)
Accretion of beneficial conversion feature: Preferred Stock:
Related party		(103)	(458)	(186)	(208)	(599)
Other		(68)	(69)	(416)	(444)	(648)
Preferred stock dividends:
Related party	(408)	(345)	(1,154)	(1,014)	(1,364)	(1,140)
Other	(411)	(363)	(1,181)	(975)	(1,348)	(948)
Net loss attributable to common stockholders	$ (1,672)	$ (1,791)	$ (5,745)	$ (5,730)	$ (7,379)	$ (8,099)
Basic and diluted loss per common share	$ (8.92)	$ (9.62)	$ (30.65)	$ (30.79)	$ (39.61)	$ (44.75)
Weighted average common shares outstanding, basic and diluted	187	186	187	186	181	186